As filed with the Securities and Exchange Commission on February 27, 2007


                                       Securities Act of 1933 File No. 002-74436
                               Investment Company Act of 1940 File No. 811-03287
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
              Pre-Effective Amendment No.                                    [_]
              Post-Effective Amendment No. 26                                [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
              Amendment No. 26

                           New Alternatives Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                         150 Broadhollow Road, Suite 306
                               Melville, NY 11747
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (631) 423-7373

                     Name and Address of Agent for Service:
                           David Schoenwald, President
                           New Alternatives Fund, Inc.
               150 Broadhollow Road, Suite 306, Melville, NY 11747 (Name and address of agent for service of process)

                                   COPIES TO:
                            Laura Anne Corsell, Esq.
                             Corsell Law Group, Ltd.
                         16 Sentry Park West (Suite 405)
                            1787 Sentry Parkway West
                               Blue Bell, PA 19422


It is proposed that this filing will become effective:

         [_] immediately upon filing pursuant to paragraph (b)
         [_] on ________ pursuant to paragraph (b)
         [_] 60 days after filing pursuant to paragraph (a)(1)
         [X] on April 30, 2007 pursuant to paragraph (a)(1)
         [_] 75 days after filing pursuant to paragraph (a)(2)
         [_] on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     [LOGO]



                                   PROSPECTUS


                                 APRIL 30, 2007



                           NEW ALTERNATIVES FUND, INC.



                 150 Broadhollow Road, Melville, New York 11747
                   Telephone (800) 423-8383 or (631) 423-7373


           New Alternatives is a mutual fund seeking growth investment in various industries that are oriented to a clean environment with a special interest in Alternative Energy



        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                            PRINTED ON RECYCLED PAPER

                                TABLE OF CONTENTS

SUBJECT                                                                     PAGE


Investment Objectives, Strategies and Goals................................... 3
     Special Interest - Alternative Energy.................................... 3

Main Risks of Investing in the Fund........................................... 3

Is This Fund for You?......................................................... 4

Bar Chart and Performance Table............................................... 4

Fees and Expenses of the Fund................................................. 5
     Shareholder Fees......................................................... 5
     Annual Fund Operating Expenses........................................... 5
     Example.................................................................. 5

Investment Strategy........................................................... 6
     Fund Definition of Alternative Energy.................................... 6
     Alternative Energy: The Area of Special Interest......................... 6
     Related Products and Technologies........................................ 6
     Illustrations of Problems and Advantages in
       Different Areas of Investment.......................................... 7

Portfolio Holdings............................................................ 8

Investment Advisor............................................................ 8
     Portfolio Managers....................................................... 8

How to Purchase Shares........................................................ 9
     Minimum Initial Investment............................................... 9
     Application Forms and Questions.......................................... 9
     Minimum Subsequent Investment............................................10
     Automatic Investment Plan................................................10
     Account Minimum..........................................................10
     Frequent Purchases and Redemptions of Fund Shares........................10

Pricing Shares................................................................10

Sales Charges.................................................................10
     Reductions or Modifications of Sales Charges.............................11
     Sales Charge Waivers.....................................................11

Transfer of Shares............................................................11

Redeeming Shares..............................................................12
     Signature Requirements...................................................12

Dividends and Distributions...................................................12

Taxes.........................................................................12

Privacy Notice................................................................13

Financial Highlights..........................................................14

Application Form..............................................................16

INVESTMENT OBJECTIVES, STRATEGIES AND GOALS

The  Fund  seeks  long-term   capital  gains  by  investing  in  common  stocks.
Investments are in a wide range of industries and in companies of all sizes.

A: Most of the Fund's investments will be in companies that provide a contribution to a clean and sustainable environment.

B: There is a special interest in alternative energy. Alternative energy means the production and conservation of energy in a manner that reduces pollution and harm to the environment; particularly when compared to conventional coal, oil or atomic energy. See page 8 for more information.


C: Companies with non-discriminatory practices at all levels of their work force are sought.


D: The Fund invests in equity securities of both U.S. and foreign companies. There is no limitation on the percentage of assets invested in the U.S. or abroad.


SPECIAL INTEREST --------->Alternative Energy


The Fund has a special interest in Alternative Energy and concentrates at least 25% of its total assets in common shares of companies which have an interest in alternative energy.


MAIN RISKS OF INVESTING IN THE FUND


The Fund concentrates its investments in alternative energy stocks and a downturn in this group of industries would have a larger impact on the Fund than on a fund that does not concentrate in these stocks.

The Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. Investing in this Fund may be more risky than investing in a fund that invests only in the U.S. due to increased volatility of foreign markets. In addition, investments in foreign countries are generally denominated in a foreign currency and changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. As a result of changes in the market and the economy in general, Fund shares will fluctuate in value and you could lose money on your investment in the Fund.

New technologies may be feasible, but not cost effective. The Fund may not choose among the new technologies wisely and it is possible that interest in achieving a clean environment may diminish.

Investments in alternative energy and companies with environmental products are subject to political priorities, and changing government regulations and subsidies that may impact the value of the stock

There are risks associated with a failure to enforce environmental law. For example, if the government reduces environmental regulation or its enforcement, then companies that produce products designed to provide a clean environment, in which we invest, are less likely to prosper. Potential advantages of alternative energy may be slow in both development and recognition.

See "Illustrations of Problems and Advantages in Different Areas of Investment", starting on page 7.

Part of the Fund's portfolio may include small developing companies where risks are normally higher due to lower liquidity and higher volatility.


Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involve more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

When current market, economic, political or other conditions are unstable and would impair the pursuit of the Fund's investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash investments or high quality short-term money market instruments. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                              IS THIS FUND FOR YOU?


The Fund is not for investors seeking a high level of current income or safety. Investing in the Fund is not a complete investment program.

The Fund may appeal to investors with an interest in alternative energy, environmental improvement and social responsibility. Please understand that social responsibility is a subjective concept that is interpreted by the portfolio managers and may reduce the number of companies eligible for investment by the Fund.


                         BAR CHART AND PERFORMANCE TABLE


The bar chart and performance table shown on the following page provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over a 10-year period and by showing how the Fund's average annual returns for one, five and ten years compare to those of two broad-based securities market indices. The returns in the bar chart do not include the deduction of any applicable sales charges. If sales charges had been included, the returns would be less than those shown in the chart. Average annual return calculations reflect the deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All returns assume the reinvestment of dividends and capital gain distributions.

                           Calendar Year Total Returns

1997    1998    1999     2000      2001      2002    2003    2004    2005   2006

11.1%  -10.0%   8.47%    51.8%   -12.42%   -29.53%   23.5%   13.3%   8.94%   .__


During the period shown in the bar chart, the highest return for a quarter was _____% (for the quarter ending __________) and the lowest return for a quarter was _____% (for the quarter ending ______________).

                          Average Annual Total Returns
                    (For the periods ended December 31, 2006)

                               One              Five              Ten
                               Year             Years            Years

Returns Before Taxes           _____%           _____%           _____%

Returns After Taxes
on Distributions (1)           _____%           _____%           _____%

Returns After Taxes on
Distributions and Sale
of Fund Shares (1)             _____%           _____%           _____%

-----------------------------------------------------------------------
Russell 2000 Index (2)         _____%           _____%           _____%

S&P 500 Index (3)              _____%           _____%           _____%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Index is an unmanaged index that consists of the 2,000 smaller companies in the Russell 3000 Index based on market capitalization. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

(3) The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.


                          FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (load) on purchases
(as a percentage of the offering price).................................4.75%(1)

Maximum Deferred Sales Charge (load)
(as a percentage of the offering price).....................................None

Redemption Fee
(as a percentage of the offering price).....................................None

----------

(1) Reduced for purchases of $25,000 or more.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees...........................................................__.__%
Distribution (12b-1).Fees.................................................. None
Other Expenses*..........................................................0.____%
                                                                         -------
Total Annual Fund Operating Expenses......................................__.__%


*Other expenses include Fund operating expenses such as custodian, auditing and transfer agent expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes the maximum sales load, your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs might be higher or lower, based on these assumptions your costs would be as indicated.

           1 year       3 years         5 years        10 years

           $____         $____           $____          $_____


                               INVESTMENT STRATEGY


There is no commitment to any formula in selecting investments such as favoring growth or value or any technical system. The Fund's Advisor selects securities for purchase or sale by subjectively balancing factors including the investment's relationship to the areas of interest and concentration, the perceived risk of the investment and the current value of the security. The Advisor assesses the perceived risk of the investment at a particular price. Attention is given to the perceived prospects for the company selected and its industry, with concern for economic, political and social conditions at the time. The Advisor considers expectations based on the technology and skills of a company's management.

The portfolio managers subscribe to a number of trade publications relating to the Fund's area of interest. The portfolio managers review annual and quarterly financial reports including Forms 10-K and Forms 10-Q of U.S. companies as filed with the SEC. The portfolio managers also review news about every company in which the Fund invests as well as examining various analyst reports. The portfolio managers examine the financial reports of companies considered for investment and collect news from general and financial publications.

The  Advisor   solicits  and  uses   information  and  opinions  of  the  Fund's
shareholders, some of whom are knowledgeable about the technologies in which the Fund invests.

Money awaiting  investment in stocks is generally kept in U.S.  Treasury  Bills.
The  Fund  also  invests  in  certificates  of  deposit  of   socially-concerned
(federally insured) banks that are committed to serving community needs.



FUND DEFINITION OF ALTERNATIVE ENERGY


Alternative energy and renewable energy are overlapping and related concepts. Such energy saves natural resources and is environmentally superior to conventional coal and oil. Alternative energy includes renewable energy (solar, wind, hydro, geothermal and biomass), fuel cells, hydrogen and energy conservation and enabling technologies.

The Fund does not include oil and coal, as presently used, within its definition of solar and alternative energy. The Fund may invest in conventional energy companies when they are actively developing or producing such items as photovoltaic solar cells, fuel cells or developing other products and technologies related to the Fund's areas of interest. There may be future technologies for the transformation of coal to a clean source of energy.

Power generated through wind, flowing water, energy conservation and geothermal heating are ancient but now employ new advanced technology. Electricity produced by solar cells, hydrogen, ocean energy and fuel cells are relatively new. All of the technologies operate. The cost effectiveness of some of the newest technologies varies.

Atomic energy is not included as an area for alternative energy investment. There is a significant potential for accident or attack, unresolved radioactive waste disposal problems, excessive cost and frequent community opposition. There is concern with the cost of dismantling atomic energy facilities as they mature or depreciate.


ALTERNATIVE ENERGY: THE AREA OF SPECIAL INTEREST

Alternative energy and related products are illustrated below:


a. solar photovoltaic cells produce electricity from sunlight. Solar hot water and solar thermal systems convert the sun's energy into heat. Heat produced from solar thermal systems can be used to produce electricity.

b. wind produced energy is becoming more widespread and cost efficient. It depends to some extent on tax benefits and political support,

c.    hydroelectric power is clean, but is limited by geography,

d. geothermal energy is produced by heat produced from sources below the earth's surface,

e. conservation includes insulation, energy efficient electrical equipment, and transportation equipment such as hybrid or electric vehicles, bicycles and railroads,

f.    recycling is a form of energy and resource conservation,

g. cogeneration, and combined heat and power systems, use a single fuel to produce, simultaneously, general use electricity and heat or cooling,

h. ocean energy can be and is produced from currents or waves by using equipment to generate electricity which is then brought to shore through cables.

i. fuel cells generate electricity and heat by means of a chemical reaction. No combustion is involved and the by product is water. The fuel source varies for different types of fuel cells.

j. biofuels such as biodiesel and ethanol are transportation fuels. There is some concern about appropriate land use and competition between the use of agricultural products for food and fuel. Conversion of agricultural products to fuel has become more efficient. High oil prices, political support and improved methods to convert agricultural resources into fuel have increased the growth of biofuels.



RELATED PRODUCTS AND TECHNOLOGIES


BATTERIES FOR SOLAR ENERGY: Photovoltaic solar cells depend on daylight to produce energy. For systems that are independent of the power grid, batteries or other storage systems are needed to store the energy. Inverters are needed to convert direct current to alternating current.

NATURAL GAS is the cleanest of hydrocarbon conventional fuels.

ILLUSTRATIONS OF PROBLEMS AND ADVANTAGES IN DIFFERENT AREAS OF INVESTMENT

RECYCLING: When resource availability declines or demand for basic materials increase, prices for the recycled materials increase. The use of recycled materials saves energy.

CONVENTIONAL ENERGY PRICES can fluctuate widely. Oil supplies are finite. Some oil reserves are expensive to extract. Alternative energy technologies are expected to advance when oil prices rise. When there is an abundant and inexpensive supply of oil, investors may neglect alternative energy.

There are variable levels of public anxiety about energy independence and the desire for alternatives that foster energy independence. There are polluting effects from oil and coal as currently used. All these considerations impact the demand for alternative energy.

CLEAN AIR investments grow when there are increased concerns about acid rain, air pollution, and asthma and allergies. CLEAN WATER investments grow when there are water-based epidemics, regional scarcities, and polluted streams. Investment growth falters when federal, state and local commitment fades. There is a continuing contest between opposition to government regulation and clean air and water.

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SOLAR  (PHOTOVOLTAIC)  CELLS are presently  used and  attractive in remote areas where there is no utility grid or attractive to financial investors when there are strong subsidies for grid connected solar. The costs are getting lower and the cells more efficient each year. They are not presently competitive with utility electric production, except during certain circumstances.

FUEL CELLS appear to be more efficient and cleaner than conventional utility produced electricity. The main by-product is drinkable water. Commercial use is barely beginning. The capital cost of fuel cells is presently much higher than the cost of conventional electric generating equipment. Choosing the best cells and the companies that produce them may prove difficult.


ENVIRONMENTALLY GROWN AND ORGANIC FOODS are enjoying a period of growth. Producers, distributors and retailers are prospering. Many of the products cost more. The growth may not survive a poor economy.


MORE ALTERNATIVES: The list of energy alternatives and environmental solutions cannot be exhaustive or the comments complete. Technologies such as ocean energy, including ocean thermal variation, tidal movement and wave action to produce electricity are under development. There will be other new opportunities in new areas of alternative energy and new environmental products and technologies. The Fund will include them as they appear practical.


                               PORTFOLIO HOLDINGS


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. Currently, disclosure of the Fund's holdings is contained in the Fund's Annual and Semi-Annual financial reports which are available by mail from the Fund and quarterly not later than 60 days of the end of each first and third fiscal quarter on Form N-Q which is filed with the Securities Exchange Commission (SEC). Each of these reports is available online on the EDGAR database on the SEC's website, www.sec.gov.

                               INVESTMENT ADVISOR

The Fund's Advisor is Accrued Equities, Inc. 150 Broadhollow Rd. Melville, NY 11747. The company, a registered investment adviser and broker-dealer, was founded in 1954 to advise the personal investment clients of then practicing lawyer Maurice Schoenwald. The officers of the Advisor are Maurice and David Schoenwald (father and son), who founded the Fund in 1982. The Advisor makes all investment decisions for the Fund, manages the Fund's business affairs and supervises the Fund's day-to-day operations and also furnishes office space and certain administrative and clerical services needed with respect to the Advisor's responsibilities under its investment advisory agreement with the Fund. A discussion regarding the basis for the Board of Directors' approval of the investment advisory agreement is available in the Fund's annual report to shareholders for the period ended December 31, 2006.

The Fund pays the Advisor a fee of 1% of the first $10 million of assets; 0.75% of the next $20 million of assets; 0.50% for assets more than $30 million and 0.45% for assets more than $100 million. The fee is accrued daily and paid monthly. The Advisor received a fee of ___% during the fiscal year ended December 31, 2006.

Portfolio Managers: The Fund's portfolio managers are Maurice and David Schoenwald. They were local, private practicing attorneys, personally interested in social and environmental matters and have managed the Fund since its inception in 1982.

David has been a journalist and an attorney with Law Services (a poverty law agency). Maurice has had experience teaching law, practicing commercial law, arranging various investments and writing about investments.

The portfolio managers received financial and consultive assistance in founding the Fund, the first environmental and alternate energy fund, from friends and neighbors. Since founding the Fund, they have sought and received information regarding alternative energy from shareholders. Such information and commentary are solicited during each quarter. The portfolio managers are attentive to and influenced by shareholder commentary.

The Statement of Additional Information provides additional information about each portfolio manager's compensation and the portfolio manager's ownership of shares of the Fund.

More Information: You can reach the Fund by calling 1-800-423-8383. You can receive general information and details about Fund including policy suitability, prospectuses, statements of additional information, and shareholder reports.


                             HOW TO PURCHASE SHARES

Minimum Initial Investment: You must invest at least $2,500 to purchase shares when you open an account in the Fund. The minimum initial investment for an IRA account is $2,000. Shares of the Fund may be purchased at the net asset value next determined after receipt of an Application Form by PFPC Inc., the Fund's transfer agent (the "Transfer Agent"), plus the applicable sales charge. An Application Form is included in the back of the Prospectus. If you would like to open an IRA account or some other special account, please call the Fund and you will receive the forms. These forms are also available on the Fund's website at www.newalternativesfund.com.

Purchase orders that are received by the Transfer Agent before 4:00 p.m. Eastern time will be made at that day's net asset value plus the applicable sales charge.

Purchases by Mail: You may purchase shares by mail by sending a signed, completed application form and a check drawn on a U.S. bank as follows:

                                 Via regular mail:
                                 New Alternatives Fund, Inc.
                                 c/o PFPF Inc.
                                 P.O. Box 9794
                                 Providence, RI  02940

If you are sending applications, checks or other communications to the Fund via express delivery, or registered or certified mail, send to:

                                 New Alternatives Fund, Inc.
                                 c/o PFPC Inc.
                                 101 Sabin Street
                                 Pawtucket, RI  02860-1427

The Fund does not accept purchases by third party checks, traveler's checks, credit card checks, cashier's checks or money orders. The Fund reserves the right to suspend or modify the continuous offering of its shares.

Purchases by Wire: To make a purchase via wire, please contact your bank and instruct them to transmit the funds to:

                                 PNC Bank
                                 Pittsburgh, PA
                                 ABA#: 031000053
                                 DDA#:  8606905919
                                 Attn:  New Alternatives Fund
                                 FCC: Shareholder's Name and Fund Account Number

Please note that your bank may charge a wire fee. Please make sure that your wire is for at least $2,500 ($2,000 for an IRA) if it is for an initial investment and $250 if it is for a subsequent investment. Mail your completed application form to the Transfer Agent at the address above.

Application Forms and Questions: You can download application forms (including IRA and Roth IRA forms), the Prospectus and shareholder reports from our website at www.newalternativesfund.com. Call (800)-423-8383 with any questions regarding the Fund or the forms.

Minimum Subsequent Investment: After the minimum initial investment you can add as little as $50 periodically through an automatic investment arrangement with your bank. If you do not use the automatic system, the minimum additional investment is $250. Send the stub from your last statement, together with a check drawn on a U.S. bank to the address noted above.

Automatic Investment Plan: You may open an automatic investment plan account with a $2,500 initial purchase and a $50 monthly or quarterly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Fund at (800) 441-6580 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund. You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $50. The Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund at (800) 441-6580.

Account Minimum: At the discretion of the Advisor, accounts with a total value, at the time of notice, of $1,000 or less as a result of redemptions and not market fluctuations, may be redeemed at net asset value by the Fund after 60 days notice by mail to the shareholder at the shareholder's address of record.

Frequent Purchases and Redemptions of Fund Shares: The Fund is a long-term investment. Do not invest if you are a "market timer". Short-term investments are disruptive and do not benefit the fund or its long-term shareholders. It is unlikely to benefit a person making the short-term investment and who is paying a front end sales charge.


The Fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Frequent trading of fund shares may lead to less efficient management of the fund's portfolio, resulting in dilution of the value of shares held by long-term shareholders. The Fund's board of directors has not adopted any special policies or procedures with
respect  to  frequent   purchases  and   redemptions  of  Fund  shares  by  Fund
shareholders, but the Fund's existing procedures enable it able to reject purchases if it appears a shareholder is attempting market timing.

The Fund reserves the right to refuse certain requests to purchase shares.


                                 PRICING SHARES

The net asset value of the Fund's hares is calculated as of the close of business of the New York Stock Exchange each day that it is open for trading. The net asset value is determined by totaling the value of all portfolio securities, cash and other assets, held by the Fund and subtracting total all liabilities. The total net asset value is divided by the total number of shares outstanding to determine the net asset value of each share. Securities in the portfolio are priced based on the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued. That is normally 4 p.m. eastern time. Non- U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4 p.m. eastern time, the Fund will use the "fair value" of such security as determined in good faith by the Advisor under methods established by and under the general supervision of the Fund's Board of Directors. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. The Fund does not invest in unlisted securities.

                                  SALES CHARGES

The Fund's share price is based upon the daily net asset value of its shares, plus a front-end load or sales charge which is added to the net asset value. This provides the only sales charge to brokers or the underwriter of the Fund, as this Fund does not have any annual 12b-l charges or any charge upon redeeming shares. The sales charge you pay depends on the dollar amount invested, as shown in the table below.

PURCHASE                  SALES COMMISSION AS A     DEALER REALLOWANCE     SALES COMMISSION
AMOUNT                    AS A PERCENTAGE OF        AS A PERCENTAGE        AS A PERCENTAGE OF
                          OFFERING PRICE            OF OFFERING PRICE      NET ASSET VALUE

Up to $24,999.99                 4.75%                   4.00%                  4.987%
$25,000 to $99,999.99            3.85%                   3.00%                  4.00%
$100,000 or more                 2.91%                   2.00%                  3.00%

REDUCTIONS OR MODIFICATIONS OF SALES CHARGES

1. SUBSEQUENT ADDITIONAL PURCHASES: If you add to your holdings and pass the threshold into a different breakpoint, the sales charge for the additional purchases will be at the reduced rate of the newly obtained category. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases.

2. PURCHASES MADE BY FAMILIES: Investors may combine family purchases into a single transaction to qualify for a reduced sales charge, however, each family member must meet the minimum investment requirement. This includes purchases by spouses, children, parents, siblings, grandparents and family trusts.

3. SHAREHOLDERS WHO OWN FUND SHARES IN MORE THAN ONE ACCOUNT: If you own Fund shares in more than one account, you can aggregate your holdings for the purpose of meeting the reduced sales load breakpoints by adding the value of the additional shares to the current market value of the shares already owned. Shareholders who are uncertain of their account numbers (recited on purchase confirmations and shareholder statements) or account balances should contact the transfer agent to ascertain this information, which is not available on the Fund's website due to the costs involved.

It is each investor's responsibility to notify the transfer agent at the time of purchase regarding eligibility for such reduced sales charge. Attach a note to your order or call before making the order to assure your reduced sales charge.

SALES CHARGE WAIVERS: Shares of the Fund may be sold without an initial sales charge to the following:

A. Non-Profit or Charitable Organizations (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $25,000 or more.

B. Clients of a registered investment advisor in the U.S. if the client is charged an ongoing fee by the investment advisor for advisory services.

C. Brokers who are purchasing for their own account and will not transfer their shares.

D. Officers, Directors and employees of the Fund and Advisor and their families.

Persons using the above privileges are obliged to note the facts on their Application Form. Calling the Transfer Agent or the Fund office in advance can help prevent errors.


                               TRANSFER OF SHARES

You may, without charge, transfer shares to co-owners, children, parents, siblings, spouse, family trusts, grandchildren, grandparents and estates. Other transfers are not authorized. You can always redeem shares (sell shares back to the Fund) for their then current value.

                                REDEEMING SHARES


You may redeem your shares on any day that the New York Stock Exchange is open for business. Redemptions will be priced at the net asset value next determined after receipt by the Transfer Agent of a redemption request in good order.

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the original purchase check to clear. Shares for which no payment is collected will be canceled without notice. Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not cleared.

SIGNATURE REQUIREMENTS: The following helps protect the Fund and its shareholders against fraud. Requests for redemption must be in writing, signed by the person or persons named on the account and addressed to: New Alternatives Fund, Inc. c/o PFPC Inc., PO Box 9794, Providence, RI 02940. For overnight mail services: New Alternatives Fund, Inc., c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860. Please include your account name, account number, and the number of shares or dollar amount to be redeemed on your request.

Signature (Medallion) guarantees are required for redemptions of $5,000 or more and/or if the redemption proceeds are to be mailed to an address or bank account other than that shown on the Fund's record. A medallion signature guarantee may be obtained from most domestic banks or trust companies, stock brokers, clearing agencies, savings and loan associations, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Notary public endorsements will not be accepted. The transfer agent requires a medallion signature guarantee if the address of record has changed within 30 days of a redemption request.

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. A redemption request will not be considered to be in good order until the Transfer Agent receives all required documents in proper form. Please contact the Transfer Agent to ensure that you supply all of the required documents. If all of the required documents are not received, your request will not be honored.

If the amount redeemed is less than $5,000, the need for a guarantee may be waived under certain circumstances at the discretion of the Fund.


                           DIVIDENDS AND DISTRIBUTIONS


Once a year the Fund pays its shareholders dividends from net investment income received and distributes any net capital gains, after adjustment for historical tax loss carry forwards, if any, that it has realized. Your distributions will be reinvested in the Fund unless you instruct otherwise. All such dividends and capital gain distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions. If you purchase shares shortly before the record date for a distribution, a portion of your investment will be returned to you as a taxable distribution. You should consider the tax implications of investing in Fund shares just prior to a distribution.

                                      TAXES

The Fund expects to make distributions that will be taxed as ordinary income or capital gains. Fund dividends and distributions are taxable to most investors unless your investment is in an IRA or other tax-advantaged account. The dividends and distributions are taxed whether paid or reinvested. Distributions on shares held in IRA accounts and other tax-qualified plans will not be currently taxable. The tax status of your dividends and gains distributions will be detailed in your annual tax statement from the Fund.

The Fund's Transfer Agent provides a confirmation statement after every transaction, an annual account statement reflecting all transactions for the year, and tax information which will be mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service. You should consult your own tax advisor regarding your tax situation.

If you have  questions  about your  account,  please call the Transfer  Agent at
(800) 441-6580 or (610) 382-7819.


                                 PRIVACY NOTICE

The Fund and the Transfer Agent have a policy of not releasing information about
its  shareholders  without  the  shareholders   permission  except  under  legal
requirements.

                              FINANCIAL HIGHLIGHTS


This table describes the Fund's performance for the periods indicated. The Total Returns show how much your investment in the Fund would have increased or (decreased) during each period and assumes you reinvested all dividends and distributions. These figures have been independently audited by Joseph Don Angelo, CPA whose report, along with the Fund's financial statements, is included in the annual report dated December 31, 2006 and are incorporated by reference into the Statement of Additional Information. The annual report is available upon request at no charge by calling (800) 423-8383.


                                 PER SHARE DATA

                              FINANCIAL HIGHLIGHTS

                STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                   For each share of capital stock outstanding


                              Year End    Year End       Year End         Year End        Year End
                              12/31/06    12/31/05       12/31/04         12/31/03        12/31/02
NET ASSET VALUE AT
BEGINNING OF PERIOD        $      ____   $     33.48     $     29.69     $     24.21     $     34.71

Investment Income          $      ____   $      0.55     $      0.59     $      0.58     $      0.62

Expenses                          ____          0.37            0.42            0.37            0.37

Net Investment Income             ____          0.18            0.17            0.21            0.25

Net realized and
  unrealized gain (loss)
  on investment                   ____          2.81            3.79            5.48          (10.50)

Total from Investment
  Operations                      ____          2.99            3.96            5.69          (10.25)

Distributions from net
  Investment Income               ____         (0.18)          (0.17)          (0.21)          (0.25)

Distributions from net
  realized gain                   ____         (1.83)          (0.00)          (0.00)          (0.00)
                           -----------   -----------     -----------     -----------     -----------
Total Distributions               ____         (2.01)          (0.17)          (0.21)          (0.25)

Net change in net
  asset value                     ____          0.98            3.79            5.48          (10.50)

Net asset value
  as of end of the
  period                   $      ____   $     34.46     $     33.48     $     29.69     $     24.21
                           ===========   ===========     ===========     ===========     ===========
Total Return
  (sales load not
  reflected)                      ____          8.94%          13.34%           23.5%          (29.5%)

Net assets, end of
  period (in thousands)           ____   $    64,765     $    52,615     $    44,901     $    36,723

Ratio of operating
  expense to net assets*          ____          1.28%           1.32%           1.39%           1.32%

Ratio of net
  investment income to
  average net assets*             ____          0.65%           0.65%           0.82%           0.89%

Portfolio turnover*               ____         52.09%          50.05%           32.7%           32.6%

Number of shares
  outstanding at end
  of period**                     ____     1,879,695       1,565,049       1,512,199       1,516,709


* Annualized (includes state taxes, does not include foreign currency translations)

** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

The accompanying notes are an integral part of these financial statements.

                     --------------------------------------
                       APPLICATION FOR PURCHASE OF SHARES
                     --------------------------------------

                         THIS IS A TWO PAGE APPLICATION

New Alternatives Fund, Inc.           Phone (800) 423-8383 for General Inquiries
c/o PFPC Inc. P.O. Box 9794           Phone (800) 441-6580 for Account Status
Providence, RI 02940
Overnight Mail: 101 Sabin Street, Pawtucket, RI 02860

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account we ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see other identifying documents.


I hereby remit $_____________________($2,500.00 minimum) to be applied toward the purchase of shares and fractions thereof of New Alternatives Fund, Inc. For IRA's see separate application. Please register the shares as follows:



(Please Print or Type Clearly)

1. ACCOUNT REGISTRATION (check one)

[_] Individual_________________________________________________________________________/__/__/__
              First Name         Middle Initial        Last Name        Date of Birth:  MM DD YY

    Social Security Number______________________________________

[_] Joint Tenants______________________________________________________________________/__/__/__
                 Tenant A. First Name    Middle Initial   Last Name     Date of Birth:  MM DD YY

    Tenant A. Social Security Number____________________________

    Tenant B. First Name_______________________________________________________________/__/__/__
                        Middle Initial            Last Name             Date of Birth:  MM DD YY

    Tenant B. Social Security Number____________________________

[_] Gift to Minors_____________________________________________________________________/__/__/__
                    First Name of Custodian  Middle Initial  Last Name  Date of Birth:  MM DD YY

    Social Security Number______________________________________

    Under the State of:___________ Uniform Gifts to Minors Act.

      _________________________________________________________________________________/__/__/__
      First Name of Minor         Middle Initial     Last Name          Date of Birth:  MM DD YY


    Social Security Number________________________________

[_] OTHER: Please provide documents to evidence the existence of the entity as certified articles of incorporation, a government issued business license, partnership or trust agreement. Only first page and signature page of a trust is needed.

________________________________________________________________________________
(Name of Corporation, Partnership,              (Tax Identification Number)
      TOD, Trust or Other)


____________________________________________/__/__/_____________________________
 Trustee/Name of Fiduciary    Date of Birth: MM DD YY     Social Security Number

 Date of Trust_______________Turn over page for the remainder of the application

FOR ALL INDIVIDUALS, JOINT OWNERS, GIFTS TO MINORS, TRUSTS, CORPORATIONS, ETC.:

 CITIZENSHIP   [_] U.S. Citizen   [_] Resident Alien   [_] Non-Resident Alien

Where there are one or more persons named, as where there are joint tenants, minors, trusts or corporations provide the above information for all persons. WHERE THERE ARE SEVERAL SIGNATURES: If there are more than one authorized signers, please provide the information on a separate sheet and provide citizenship and related identification data for each.

   FOR NON-RESIDENT ALIEN (s):

   Government Issued ID Number__________________________________________________

   Government ID Type (Passport, NRA Registration, etc.)________________________

   Country of Issuance__________________________________________________________

2. MAILING ADDRESS

   _____________________________________________________________________________
   Street Address (P.O. Box is not acceptable)   City       State       Zip Code

   _____________________________________________________________________________
   Joint Tenant or Minor's Street Address        City       State       Zip Code

   _____________________________________________________________________________
   Duplicate Statement Mailing Address           City       State       Zip Code

3. TELEPHONE INFORMATION

   Day Phone #___________________Night Phone #___________________E-mail_________
              Area Code Telephone             Area Code Telephone      Optional


4. EMPLOYER (if any)____________________________________________________________
                    Name/Address requested by regulatory authorities)

5. SIGNATURE AND CERTIFICATION TO AVOID BACKUP WITHHOLDING. I have received a copy and read the Fund's Prospectus dated April 30, 2007. I understand that dividends and distributions will be reinvested in additional shares unless payment in cash is requested in writing. I certify and affirm, under penalty of perjury, the above tax number is correct and that I am exempt from backup withholding, or I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, or that the IRS has notified me that I am no longer subject to backup withholding. I am over the age of eighteen. The following is required by Federal Tax Law to avoid backup withholding: By signing below, I certify under penalties of perjury that I am a U.S. person (or a U.S. resident alien). Strike out the item that is not applicable.


[ ] Check box if you have been notified by the IRS that you are subject to backup withholding.

X_____________________________________X_________________________________________
Signature of Applicant/Date            Signature of Joint Owner, if any/Date


MAIL THIS FORM, when completed, to New Alternatives Fund, Inc., c/o PFPC Inc., P.O. Box 9794, Providence, RI 02940, together with a check payable to the order of New Alternatives Fund, Inc., drawn in US currency on a bank in the United States.


            To be completed by Broker or Investment Advisor - If any.


________________________________________________________________________________
Firm's Name           Representative's/Advisory's Name          Number

More Information is available:

     Additional information about the Fund is contained in the Statement of Additional Information (the "SAI"). The SAI is incorporated by reference into this Prospectus.

     Additional information about the investments of the Fund is available in its Annual and Semi-Annual Reports to Shareholders. The Annual Report contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. It also lists portfolio holdings at the end of the year.

To obtain an SAI, or Annual or Semi-Annual Report for the Fund without charge, request other information or make shareholder inquiries, call (800) 423-8383 or write to the Fund at the address below:.

New Alternatives Fund, Inc.
150 Broadhollow Road
Melville NY 11747

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. You may also request copies by mail by sending your request, after paying a duplicating fee, to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov. You may also visit the SEC's internet site (www.sec.gov) to review reports and other information about the Fund.

The Fund's SEC file number is: 811-3287



                                     [LOGO]

                            PRINTED ON RECYCLED PAPER

--------------------------------------------------------------------------------




                           NEW ALTERNATIVES FUND, INC.


                                     [LOGO]


                                   PROSPECTUS



                                 APRIL 30, 2007



--------------------------------------------------------------------------------

                           New Alternatives Fund, Inc.

                       Statement of Additional Information


                                 April 30, 2007


                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
                        (631) 423-7373 or (800) 423-8383

This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus of New Alternatives Fund, Inc. (the "Fund") dated April 30, 2007. A copy of the Prospectus may be obtained at no charge by writing to the Fund at the address above, by calling toll-free
(800) 423-8383 or by visiting www.newalternativesfund.com. The Fund's most recent Annual Report to Shareholders for the fiscal year ended December 31, 2006, including the Independent Registered Public Accountants' Report, is incorporated by reference into this SAI. Copies of the Fund's Annual and Semi-Annual Reports to Shareholders are available, upon request, by calling
(800) 423-8383, by writing to the Fund at the address above, or by visiting www.newalternativesfund.com.


                                Table of Contents

                                                                            Page


History of the Fund                                                            2
Description of the Fund and its Investments and Risks                          2
Management of the Fund                                                         4
Control Persons and Principal Holders of Securities                            8
Investment Advisor and Other Services                                          8
Brokerage, Allocation and Other Practices                                     11
Description of Shares                                                         11
Purchase, Redemption and Pricing of Shares                                    12
Taxation of the Fund                                                          14
Underwriters                                                                  14
Investment Results and Related Statistics                                     14
Fund Proxy Voting Policy                                                      15
Patriot Act                                                                   15
Privacy of Consumer Information                                               15
Financial Statements                                                          16

                               HISTORY OF THE FUND

      The Certificate of Incorporation of the Fund was filed in New York on January 17, 1978. The Fund was an inactive corporation until it commenced its activities as a mutual fund on September 3, 1982. The original name of the corporation was The Solar Fund, Inc. The Fund changed to its present name on August 6, 1982.


              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

Classification

      The Fund is an open-end management investment company or mutual fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. The Fund has a special interest in Alternative Energy and concentrates at least 25% of its total assets in common shares of companies which have an interest in alternative energy.

Investment Objectives and Risks

      The Fund seeks long-term growth by investing in common stocks, and has a particular interest in stocks of companies in various industries oriented to a clean energy and the environment.

      Equity Securities. The Fund will invest in equity securities. Equity securities represent an ownership position in a company. Equity securities are subject to the risks that stock prices both individually and market-wide will fall over short or extended periods of time, and that prices of the Fund's equity securities may fluctuate from day-to-day.

      Small-Cap Equity Securities. The Fund may invest in stocks of smaller companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider fluctuations in price thus creating a greater chance of loss than securities of larger capitalization companies.

      Foreign Securities: The Fund invests in equity securities of both U.S. and foreign companies. The Fund may invest in foreign companies without a percentage limitation on foreign investment.

      Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involve more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. Collectively, these risks can increase the potential for losses in the Fund and affect its share price.

Fund Policies and Investment Restrictions

      Concentration: The Fund has a special interest in Alternate Energy and concentrates at least 25% of its investments in common shares of companies which have an interest in alternate energy. Alternative energy may be defined differently by various authorities but the Fund's definition is disclosed in the Prospectus.

      Investment Restrictions. The following investment restrictions are deemed to be fundamental policies of the Fund. As such, the following restrictions may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the 1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a fund's outstanding voting securities means the vote, at the annual or a special meeting, of the holders of the lesser of (a) 67% of the shares of the fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented, or (b) more than 50% of the outstanding shares.

      Except as noted, the Fund may not:

      1. Borrow money, except from banks for temporary or emergency purposes in an amount not in excess of five percent (5%) of the market value of its total assets (not including the amount borrowed). The Fund will not invest in portfolio securities while outstanding borrowing exceeds five percent (5%) of the market value of its assets. The Fund does not seek to borrow at all.
      2. Purchase on margin or sell short or write or purchase put call or call options.
      3. Pledge any of its assets except that up to ten percent (10%) of the market value of its total assets may be pledged in borrowing permitted by (1) above. The Fund does not seek to pledge any of its assets.
      4. Lend any of its assets other than through the purchase of a portion of publicly distributed notes, bonds, negotiable certificates of deposit or other debt securities.
      5. Underwrite or participate in any underwriting of securities, except to the extent that, in connection with the disposition of portfolio investments, the Fund may be deemed to be an underwriter under the federal securities law.
      6. Buy more than ten percent (10%) of the outstanding voting securities of any one issuer.
      7. Buy securities of any company (including its predecessors or controlling persons) that has not been in the business for at least three continuous years if such investment at the time of purchase would cause more than ten percent (10%) of the total assets of the Fund (at market value) to be invested in securities of such companies.
      8. With respect to seventy-five percent (75%) of its assets (at market value), invest more than five percent (5%) of such assets in securities of any one issuer, other than the U.S. Government, its agencies or instrumentality.
      9. Buy or hold securities of any issuer if, to the knowledge of the Fund, any Officer, Director or ten (10%) shareowner of the Advisor owns individually one-half (1/2) of one percent (1%) of a class of securities of such issuer and such persons owning one-half (1/2) of one percent (1%) of such class together own beneficially more than five percent (5%) of such securities.
      10. Purchase securities of any other investment company, except as part of a merger, consolidation or other recognition.
      11. Participate, on a joint or joint and several basis, in any trading account in securities.
      12. Buy or sell any real estate, real estate mortgages, commodities or commodity contract.
      13.   Issue senior securities.
      14. Invest more than ten percent (10%) of its total assets (at market value) in securities the disposition of which would be subject to legal restriction or securities for which there are no readily available market quotations. The Fund does not seek to invest in any restricted securities or securities for which there are not readily available market quotations.
      15. Will not engage in arbitrage or trade for the control or management of another company.
      16. Invest more than twenty-five percent (25%) of the Fund's assets in any single industry; excepting the solar and alternative energy industries as described in the "Fund Definitions of Alternate Energy, and Alternate Energy: The Area of Special Interest" sections of the Prospectus in which the Fund will invest more than twenty-five percent (25%) of its assets, excepting during defensive periods.

      When computing compliance with the percentage restrictions recited in items (1) through (16), changes in the values of the Fund's assets due to market action, which cause such value to be in excess of percentage limitations stated above, will not be considered violations of these restrictions.

      Temporary Defensive Position. For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest up to 100% of its assets in cash or cash equivalents. Cash equivalents include instruments such as U.S. Government and agency obligations, certificates of deposit and time deposits. The Fund may not achieve its investment objective when it is in a defensive position.

      Portfolio Turnover. There was no significant variation in the portfolio turnover rate during the past two years. Portfolio turnover was ___% and 52.09% for fiscal years ended 2006 and 2005, respectively.

      Disclosure of Portfolio Holdings. The Fund's policies and procedures with respect to disclosure of the Fund's portfolio:

      The Advisor is always aware of the Fund's portfolio holdings as well as those who provide the Fund's custodian and accounting/pricing services. The brokers the Fund uses to execute purchases or sales of portfolio holdings are aware of the trades they execute and are aware of many of the companies the Fund follows and in which the portfolio managers are interested. Each of the outside entities and their personnel are required and expected to keep knowledge of the Fund's holdings confidential. The Fund's Independent Directors are not informed of daily portfolio transactions.

      The Fund prepares a list of its holdings shortly after the end of each quarter. This quarterly list of portfolio holdings is made available to shareholders or prospective investors and to entities which report on fund holdings such as Morningstar and Lipper Analytical. To the extent convenient, based on the time and cost, the quarterly list of holdings is placed on the Fund's website. The Fund's portfolio holdings are also included in the Fund's annual and semi-annual financial reports which are filed with the SEC on Form N-CSR not later than 60 days after December 31 and June 30, as well as on Form N-Q- which is filed with the SEC not later than 60 days after the first and third quarters. There are no arrangements to provide portfolio holdings to anyone for compensation or other consideration.

      The Fund and Advisor's staff is very small. The portfolio holdings list is first available to David Schoenwald, Maurice Schoenwald and the secretary who types it. The authority to establish policies with respect to disclosure of Fund holdings resides with the Fund's Board of Directors. The Fund's code of ethics addresses potential conflicts of interest between the Fund and the staff of its Advisor.

      Website. The prospectus does not state that a portfolio holdings list will be on the Fund's website, http://www.newalternativesfund.com. The Fund may periodically disclose its holdings on the website.


                             MANAGEMENT OF THE FUND

Directors and Officers

      The business and affairs of the Fund is under the direction of the Board of Directors. Information pertaining to the Directors and officers of the Fund is provided in the table below. The officers and interested directors serve without direct compensation from the Fund. The mailing address for the Directors and Officers of the Fund is c/o New Alternatives Fund, Inc., 150 Broadhollow Road, Melville, New York 11747.

                                                       Term of
                                                        Office                                          Number of
                                                         and                                          Portfolios in
                                                        Length                                         Fund Complex     Other
                                    Position(s)         of Time               Principal                   To Be      Directorships
    Name, Address                   Held with           Served           Occupation(s) During          Overseen by      Held by
       and Age                      the Fund             (1)              the Past Five Years          Director(2)     Director(3)
----------------------          -------------------  ------------    ----------------------------     -------------  -------------

Maurice L. Schoenwald*                Founder,          1982 to      Founder, Secretary and Vice             1           None
Age: 87                          Director, Chairman     Present      President, Accrued Equities,
                                 of the Board, Vice                  Inc.**
                                   President and
                                     Secretary

                                                       Term of
                                                        Office                                          Number of
                                                         and                                          Portfolios in
                                                        Length                                         Fund Complex     Other
                                    Position(s)         of Time               Principal                   To Be      Directorships
    Name, Address                   Held with           Served           Occupation(s) During          Overseen by      Held by
       and Age                      the Fund             (1)              the Past Five Years          Director(2)     Director(3)
----------------------          -------------------  ------------    ----------------------------     -------------  -------------

David J. Schoenwald*                  Founder,          1982 to      President, Accrued Equities,            1           None
Age: 57                              Director ,         Present      Inc.**
                                     President,
                                Treasurer and Chief
                                 Compliance Officer

Independent Directors
Sharon Reier                          Director          1982 to     Financial Journalist, Business           1           None
Age: 59                                                 Present     Week & International Herald
                                                                    Tribune; Former Regional
                                                                    Editor ,Financial World
                                                                    Magazine; Former Editor with
                                                                    Board Room; Former
                                                                    Contributing Editor,
                                                                    Institutional Investor; Former
                                                                    Staff, Forbes & American
                                                                    Banker.

Preston V. Pumphrey                 Director and       Since 2003   Retired CEO and Former Owner,            1           None
Age: 72                           Audit Committee      (Director)   Pumphrey Securities, Inc., a
                                      Chairman                      registered securities
                                                       Since 2002   broker/dealer;  Former Adjunct
                                                         (Audit     Professor of Finance, C.W.
                                                       Committee)   Post College; NASD Dispute
                                                                    Resolution Board of
                                                                    Arbitrators (June 2002 to
                                                                    Present); Director, American
                                                                    Red Cross of Nassau County, NY.

Murray D. Rosenblith             Director and Audit    Since 2003   Executive Director, A.J. Muste           1           None
Age: 56                              Committee                      Memorial Institute, an
                                       Member                       organization concerned with
                                                                    exploration of the link
                                                                    between non-violence and
                                                                    social change.

Susan Hickey                     Director and Audit    Since 2005   Accounting Software Developer,           1           None
Age: 54                           Committee Member                  Accountants World (formerly
                                                                    Micro Vision Software, Inc.);
                                                                    Former IRS Tax Return Auditor;
                                                                    BA International Affairs,
                                                                    Stonehill College, North
                                                                    Easton, MA.

                                                       Term of
                                                        Office                                          Number of
                                                         and                                          Portfolios in
                                                        Length                                         Fund Complex     Other
                                    Position(s)         of Time               Principal                   To Be      Directorships
    Name, Address                   Held with           Served           Occupation(s) During          Overseen by      Held by
       and Age                      the Fund             (1)              the Past Five Years          Director(2)     Director(3)
----------------------          -------------------  ------------    ----------------------------     -------------  -------------

Jonathan D. Beard                     Director         Since 2005   Self-employed Freelance                  1           None
Age: 58                                                             Journalist for various
                                                                    American and European Science
                                                                    Magazines; Lifetime Member,
                                                                    Sierra Club and New York- New
                                                                    Jersey Trails Conference;
                                                                    Graduate of Columbia
                                                                    University 1970.


(1)Each Director holds office until the next annual meeting of shareholders at which Directors are elected following his or her election or appointment and until his or her successor has been elected and qualified.

(2)Currently, there is only one portfolio and no fund complex.

(3)Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act.

* "Interested"  person,  as defined in section 2(a)(19) of the 1940 Act. Maurice
L. Schoenwald is Secretary and minority shareholder of Accrued Equities, Inc., the Fund's investment adviser. David Schoenwald is majority shareholder and President of Accrued Equities, Inc.

** The Interested Directors and Officers have no present enterprise, employment, position or commercial investment activity excepting to provide service to the Fund. Mr. Maurice Schoenwald is licensed to practice law in New York and Florida and on occasion does pro bono legal work. This is becoming less frequent due to his increasing age and decreasing general legal knowledge. Mr. David Schoenwald is licensed to practice law in New York and is President and sole shareholder of Schoenwald and Schoenwald, P.C.

Board of Directors and Committees

      The Board of Directors has established an Audit Committee, Executive Committee and Nominating Committee. The full Board met 3 times during the fiscal year ended December 31, 2006. Each Director attended 75% or more of the respective meetings of the full Board and of any committees of which he/she was a member that were held during the fiscal year ended December 31, 2006. The Independent Directors act as a committee of the whole and supervise the Fund. They authorize policy changes, nominate new independent board members, review agreements with the Advisor and underwriter, review financial information and reports, review shareholder correspondence, review agreements and review performance and ethical compliance.

      Audit Committee. The Audit Committee members, all of whom are Independent Directors, include Ms. Hickey, Mr. Pumphrey, serving as Audit Committee Chairman, and Mr. Rosenblith. Mr. Pumphrey has been designated as an Audit Committee Financial Expert as defined by Form N-CSR and required under Section 407 of the Sarbanes-Oxley Act of 2002. The Audit Committee generally oversees the Fund's accounting and financial reporting process and operates pursuant to its adopted Audit Committee Charter. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Fund's Independent Registered Public Accountant, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accountant, evaluates the adequacy of the Fund's internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the Fund's financial statements. The Audit Committee held 2 formal meetings during the fiscal year ended December 31, 2006.

      Nominating Committee. The Nominating Committee is primarily responsible for the identification and recommendation of individuals for Board membership. The current members of the Nominating Committee are the five Independent Directors. The Nominating Committee has not established a formal charter. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate's knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would complement the Board's existing mix of skills and qualifications. The Nominating Committee also considers the candidates reputation for high ethical standards and the ability to contribute to ongoing functions of the Board, including the candidates ability and commitment to attend board meetings and work collaboratively with other members of the Board. A candidate's interest in the environment and alternate energy will also be considered. The Board of Directors has not established formal policies with respect to shareholder nominations to the Board of Directors. Recommendations for consideration by the Independent Directors should be sent to the Secretary of the Fund in writing together with the appropriate biographical information concerning each such proposed nominee; submissions must be received by the Secretary at the principal executive office of the Fund. The Nominating Committee did not meet during the fiscal year ended December 31, 2006.

      Executive Committee. The Executive Committee, consisting of Maurice L. Schoenwald and David Schoenwald, informally consults with the Directors and manages administrative matters. There is no formal Executive Committee Charter. The Executive Committee did not meet during the fiscal year ended December 31, 2006.

      The Fund does not have a standing Compensation Committee. Considerations pertaining to compensation are discussed among the entire Board during regularly scheduled meetings, when applicable.

Independent Director Compensation

      For their services as Independent Directors of the Fund, each Independent Director receives an annual fee of $2,500. Each member of the Audit Committee receives an additional $500 annual fee. The Independent Directors also receive reimbursement of "coach" travel expenses for travel in excess of 500 miles to attend Board Meetings. The Interested Directors and officers of the Fund do not receive compensation from the Fund for their services. Interested Directors of the Fund are paid for their services by the Advisor. The only Independent Director to receive reimbursement of travel expenses in 2006 was Ms. Reier.

      The table below shows, for each Director entitled to receive compensation from the Fund, the compensation earned from the Fund for the fiscal year ended December 31, 2006.

                                            Pension or Retirement      Estimated
                             Aggregate       Benefits Accrued as        Annual
                            Compensation     Part of the Fund's      Benefits Upon    Total Compensation
Independent Director       from the Fund           Expenses           Retirement        from the Fund
--------------------       -------------           --------           ----------        -------------

Sharon Reier                   $____                 ---                  ---               $____

John C. Breitenbach *          $____                 ---                  ---               $____

Preston V. Pumphrey            $____                 ---                  ---               $____

Murray D. Rosenblith           $____                 ---                  ---               $____

Susan Hickey                   $____                 ---                  ---                ---

Jonathan D. Beard              $____                 ---                  ---                ---

-----------------

* John C. Breitenbach resigned from the Board of Directors effective August 1, 2006. He was compensated for his services to the Fund for that portion of the year.

Director Ownership of Fund Shares

         The following table shows the dollar range of equity securities beneficially owned in the Fund by each Director as of December 31, 2006.



--------------------------------------------------------------------------------------------------
                                                                Aggregate Dollar Range of Equity
                                   Dollar Range of             Securities in all Funds Overseen by
Name of Director            Equity Securities in the Fund                  the Director
--------------------------------------------------------------------------------------------------
Sharon Reier                                                                   N/A
--------------------------------------------------------------------------------------------------
Preston V. Pumphrey                                                            N/A
--------------------------------------------------------------------------------------------------
Murray D. Rosenblith                                                           N/A
--------------------------------------------------------------------------------------------------
Susan Hickey                                                                   N/A
--------------------------------------------------------------------------------------------------
Jonathan D. Beard                                                              N/A
--------------------------------------------------------------------------------------------------
Maurice L. Schoenwald                                                          N/A
--------------------------------------------------------------------------------------------------
David J. Schoenwald                                                            N/A
--------------------------------------------------------------------------------------------------

      As of December 31, 2006, none of the Directors, other than Maurice and David Schoenwald, nor any of their immediate family members, owned beneficially or of record, any securities in Accrued Equities, Inc., or any securities in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Accrued Equities, Inc. The Directors and officers as a group owned beneficially less than 1% of the outstanding shares of the Fund as of December 31, 2006.


                                 CODE OF ETHICS

      The Fund and the Advisor have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act"). This Code of Ethics applies to the personal investing activities of directors, officers and certain employees ("access persons") of the Fund and the Advisor. Rule 17j-1 and the Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, the Fund's portfolio managers and members of their immediate family are prohibited from purchasing securities issued in an initial public or limited offering, unless such acquisition is approved by the Code Compliance Officer. A copy of the Code of Ethics is on file with the Securities and Exchange Commission, and is available to the public at www.sec.gov.

Control Persons and Principal Holders of Securities

      Listed in the table below are shareholders deemed to be control persons or principal owners of the Fund, as defined in the 1940 Act. Control persons are presumed to control the Fund for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the outstanding voting securities of the Fund. Principal holders own of record or beneficially 5% or more of the Fund's outstanding voting securities. As of April 1, 2007, the following persons owned beneficially more than 5% of the outstanding voting shares of the Fund as noted: [TO BE PROVIDED AS OF April 1, 2007]


                      INVESTMENT ADVISOR AND OTHER SERVICES

Investment Advisor

      The investment advisor is Accrued Equities, Inc. (the "Advisor"). The Adviser, located at 150 Broadhollow Road, Suite 306, Melville NY 11747, is a registered investment adviser and broker organized as a New York corporation in 1954. The Advisor can be reached at (631) 423-7373. The Advisor had a sister corporation called Resale Accrued Equities with which it merged, and the surviving corporation, Resale Accrued Equities, Inc., subsequently changed its name to Accrued Equities, Inc. The original investment clients of Accrued Equities, Inc. were limited to legal clients of Maurice Schoenwald. Since 1966 the company has offered investments to the public.

      The controlling stockholder and President of the Advisor is David J. Schoenwald. He is also serving as President of the Fund. David J. Schoenwald is presently serving as legal counsel to Accrued Equities, Inc. David J. Schoenwald is a member of the law firm of Schoenwald & Schoenwald P.C. Maurice Schoenwald is no longer a member of Schoenwald & Schoenwald PC. He is now a consultant of the firm.

      Maurice L. Schoenwald is Secretary and Vice President of the Advisor and Chairman of the Board of Directors of the Fund. He is a minority stockholder of Accrued Equities, Inc.

      Under the Management Agreement, the Advisor provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor management fees at the following annual rates based on the average net assets of the Fund at the end of each month:

          Annual Rate              Assets
          -----------              ------
          1.00%                    First $10 million
          0.75%                    Amounts over $10 million
          0.50%                    Amounts over $30 million
          0.45%                    Amounts over $100 million

      For the fiscal years ended December 2006, 2005 and 2004, the amounts of the advisory fees earned by the Advisor were $_______, $388,558 and $336,220, respectively. At present, the Advisor is paying a portion of certain expenses which would normally be charged to the Fund.

      In addition to the advisory fee, the Fund pays other expenses incurred in its operating including, among others, taxes, brokerage commissions, fees of directors who are not affiliated with the Advisor, securities registration fees, charges of custodians, shareholder services, regulatory administration services and transfer agent services, blue sky filing fees, dividend disbursing and reinvestment expenses, auditing and legal expenses, the fees for filing and printing prospectuses sent to existing and the fees for filing and printing shareholder reports. The cost of printing prospectuses for distribution to prospective investors is paid for by the Advisor.

      The Advisor, at the expense of the Fund, may lease office space and provide office furnishings, facilities and equipment as may be reasonably required for managing and administering the operations of the Fund. Other Fund expenses include the cost of telephone equipment and usage, supplies and customary clerical and professional services including preparation of reports, forms, tax returns, distributions, shareholder inquiries, net asset valuations, bookkeeping and like services.

      The Management Agreement was last approved by the Fund's Board of Directors (including a majority of Independent Directors) on September 29, 2006. Information regarding the material factors the Board's considered in approving the Management Agreement is included in the Annual Report to Shareholders dated December 31, 2006.

      The Management Agreement must be approved each year by (a) a vote of the Board of Directors of the Fund, or (b) a vote of the shareowners, and in either case, by a majority of the Independent Directors. Any changes in the terms of the Management Agreement must be approved by the shareowners. The Management Agreement automatically terminates upon its assignment. In addition, the Management Agreement is terminable at any time without penalty by the Board of Directors of the Fund or by a vote of the holders of a majority of the Fund's outstanding shares (as defined above) on sixty (60) days notice to the manager and by the manager on sixty (60) days notice to the Fund.

      Portfolio Managers. Maurice Schoenwald and David Schoenwald serve as portfolio managers in their capacity as such with the Advisor. Maurice and David do not receive a salary from the Fund. They are the principal owners of the Advisor and benefit from any profits of the Advisor. Maurice Schoenwald and David Schoenwald do not manage the portfolio of any other accounts including any other registered investment company, other pooled investment vehicles or other accounts. The portfolio managers only manage the assets of the Fund.

      Ownership of Securities. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of December 31, 2006.

                                  Dollar Range of Fund Shares Beneficially Owned
      Maurice Schoenwald                      $_______ - $________
      David Schoenwald                        $_______ - $________

Principal Underwriter and Sub-Distributor

      Effective July 1, 2006, PFPC Distributors, Inc. (the "Distributor"), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, is the distributor of the Fund's shares. The Distributor is a broker-dealer affiliated with the Administrator and acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares pursuant to an Underwriting Agreement. Accrued Equities, Inc. serves as an underwriter (but not a principal underwriter) of the shares of the Fund pursuant to a Sub-Distribution Agreement with the Distributor.

      The Underwriting Agreement has an initial two year term and after this term will continue in effect for periods not exceeding one year if approved at least annually by (i) the Board of Directors or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Independent Directors, in each case cast in person at a meeting called for the purpose of voting on such agreement. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and it is automatically terminated in the event of its assignment as defined in the 1940 Act.

      The aggregate underwriter commissions on all sales of Fund shares during the fiscal year ended December 31, 2006 was a total of $_____, and the amount retained by Accrued Equities Inc. and the Distributor was $______ and $_______, respectively. For the year ended December 31, 2005, aggregate underwriter commissions were $325,405 and Accrued Equities, Inc. retained $190,393. For the year ended December 31, 2004, aggregate underwriter commissions were $150,613, and Accrued Equities Inc. retained $91,644.

Other Services

      Custodian. The Custodian of the Fund is PFPC Trust Company, 8800 Tinicum Blvd. 3rd Floor, Suite 200, Philadelphia, PA 19153. The Fund's cash and securities are kept with the Custodian. PFPC's subcustodian for foreign custody excepting foreign securities are held by Citibank NA. The Fund pays the Custodian pursuant to a regular schedule of charges based on a schedule agreed on from time to time by the Fund and the Custodian. The Custodian attends to the collection of proceeds of securities sold by the Fund and the collection and deposit of dividends and disbursements for the cost of securities.

      Transfer Agent and Dividend Paying. PFPC Inc., 760 Moore Road, King of Prussia, PA 19406. PFPC Inc. serves as the Fund's transfer agent. In addition to maintaining shareholder records and processing shareholder transactions, the transfer agent assists the Fund in meeting provisions of the anti-money laundering regulations.

      Administration and Accounting Services. Pursuant to an Amended and Restated Administration and Accounting Services Agreement between the Advisor and PFPC Inc., dated October 24, 2005 and July 1, 2006, PFPC serves as the Accounting Agent and Administrator to the Fund. PFPC provides certain accounting and administrative services for the Fund including portfolio and general ledger accounting, daily valuation of all portfolio securities and NAV calculation. PFPC also keeps all books and records with respect to the Fund as it is required to maintain pursuant to Rule 31a-1 of the 1940 Act, monitors the Fund's status as a regulated investment company under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, calculates required tax distributions and prepares updates to the Fund's registration statement. Effective July 1, 2006, PFPC's services were expanded to include regulatory administration services and additional accounting and administration services. The amount of administrative and accounting services fees paid by the Fund for the last three fiscal years is as follows:

          -------------------------------------------------
          2006               2005             2004
          -------------------------------------------------
          $________          $65,426          $37,791
          -------------------------------------------------

      Independent Registered Public Accounting Firm. The Fund's independent registered public accounting firm is ____________________________.

      Outside Legal Counsel. Corsell Law Group, Ltd., 16 Sentry Park West Suite 405, 1787 Sentry Parkway West, Blue Bell, PA 19422.

                    BROKERAGE, ALLOCATION AND OTHER PRACTICES

      The primary consideration in all portfolio securities transactions is prompt and reliable execution of orders at the most favorable net price. During the past three years, the aggregate amount of brokerage commissions paid for purchases and sales of portfolio securities was $________, $103,773 and $113,462 in the years 2006, 2005 and 2004, respectively.

      Accrued Equities Inc. is a registered broker/dealer, but it will not engage in brokerage or equity securities of the type which would be included in the Fund's portfolio. No officer or Director of the Fund or Accrued Equities, Inc. is associated with any firm having an economic interest in general stock brokerage activities. The Fund has no affiliated brokerage firms or affiliation with the Advisor or Distributor. Therefore there are no purchases or sales transactions processed through affiliated entities.

      The choice of a broker will be made by the Advisor without benefit to any Director or controlling person. Allocation of brokerage transactions, including their frequency, will be made in the best judgment of the Advisor and in a manner deemed fair and reasonable to the shareholders, rather than by any formula. However, as long as the primary consideration is satisfied, the Advisor may give consideration in the selection of broker/dealers to the research provided (including analysis and reports concerning issuers, industries, securities, economic factors and trends) by such firms, and payment may be made of a fee higher than that charged by another broker/dealer if the Advisor deems such allocation of brokerage to be fair and reasonable to the shareholders. The Fund does not have any holdings of securities of its regular broker-dealers as of December 31, 2006.

      The Board of Directors periodically reviews the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.

                              DESCRIPTION OF SHARES


      The Fund's authorized capital is eight million (8,000,000) common shares of one dollar par value. There is only one class of shares.


      Each share entitles the holder to one vote. Fractional shares have no rights. Shareowners may vote for the election of Directors and all other appropriate and customary matters and participate proportionately in dividends of capital and net assets of the Fund on liquidation.

      The common shares are fully paid and non-assessable when issued, are redeemable in accordance with the provisions set forth under the heading "Redemption of Shares", and have no preference, pre-emptive or conversion rights. Fractional shares entitle the holder to the same redemption, dividend, distribution and other rights, excepting voting, as whole shares on a pro rata basis. No certificates are issued for fractional shares of the Fund.


      The Fund will not ordinarily issue certificates for common shares purchased. Certificates are generally unnecessary because (1) ownership of shares is evidenced by a confirmation advice after each purchase or redemption, indicating the amount invested and the purchase price per share or the amount redeemed and the redemption price per share, and the number of shares owned immediately after such transactions; and (2) redemptions and transfers may be transacted without the issuance of certificates.


      Shares may not be transferred without written permission of the Advisor, which is in the discretion of the Advisor and is generally limited to estates and gifts within a family.

      The common shares have non-cumulative voting rights so that the holders of more than fifty percent (50%) of the shares voting for the election of Directors can elect all the Directors and in such event the holders of the remaining shares voting for the election of the Directors will not be to elect any person or persons to the Board of Directors. The election of Directors requires the affirmative vote of a plurality of the votes cast at a shareholder meeting, in person or by proxy. A simple majority of those shares voted in person or by proxy participating in any duly called meeting on proper notice shall be sufficient to pass any resolutions, excepting as otherwise required by the 1940 Act.


                                  DISTRIBUTIONS

      Any dividends paid by the Fund from net investment income on its portfolio and any distributions of net realized capital gains will automatically be reinvested in whole or fractional shares of the Fund at net asset value on the record date unless a shareowner makes a written request for payments in cash or selects the cash option on their application.

      If a shareholder makes a specific written request for dividends or capital gains distribution, such income or distribution payments, if any, will be paid in cash at least annually.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

How to Purchase Shares

      Shares of the Fund may be purchased by sending a completed and signed Application Form and check to New Alternatives Fund, Inc., c/o PFPC Inc., PO Box 9794, Providence, RI 02940 or, for overnight mail services, New Alternatives Fund, Inc. , c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860. The application is contained in the Prospectus. Sales charges are the same irrespective of where or through whom you purchase. Social security numbers or tax numbers are required on the application.

      The Fund and the Advisor reserve the right to reject any purchase order for any reason, and reserve the right to redeem shares for any reasonable purposes, such as government requirements, or if the value of an account is less than $1,000.

      Qualified Investment Accounts. Shares of the Fund may be purchased directly by existing retirement plans, which allow such investments. In addition, qualified individuals may establish (with any provider of such accounts) an Individual Retirement Account ("IRA") or Roth IRA to be funded with shares of the Fund. The Fund has made arrangements with PFPC Trust Company, to act as Custodian for any IRAs thus created.

      Automatic Investment Plan. Shareholders meeting the investment minimum may establish an automatic investment plan wherein periodic drafts from a checking or savings account are automatically invested in the Fund, subject to the sales charge described in the Prospectus. Such plan may be cancelled by the Fund or the investor by contacting the transfer agent by written notice or by calling
(610) 382-7819 or (800) 441-6580 no later than 5 business days prior to a scheduled debit date.

      The Fund does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares or any agreements to maintain assets in the Fund.

Sales Load

      Purchase orders for shares of the Fund that are received by the Transfer Agent in proper form (i.e., a completed application and the correct minimum investment) by the close of the NYSE, on any day that the NYSE is open for trading, will be purchased at the Fund's next determined NAV (plus any applicable sales charge). Orders for Fund shares received after 4:00 p.m. Eastern Time will be purchased at the NAV (plus any applicable sales charge) determined on the following business day. The details of the sales charge are described below:


Purchase             Sales Commission as a          Dealer Reallowance as a       Sales Commission as a
Amount               Percentage of Offering Price   Percentage of Offering Price  Percentage of Net Asset Value
------               ----------------------------   ----------------------------  -----------------------------

Up to $24,999.99           4.75%                           4.00%                          4.987%
$25,000 to $99,999.99      3.85%                           3.00%                          4.00%
$100,000 or more           2.91%                           2.00%                          3.00%


      Waiver of Sales Load. Certain categories of people or institutions may invest in the Fund without paying a sales charge. These include current and retired directors, officers and employees of the Fund or the Fund's advisor and their families. Share ownership by directors increases their interest in the Fund's well being and inspires shareholders as a result thereof.

      Other categories of people or institutions whom may invest without paying a sales charge are: registered representatives of brokers distributing the Fund's shares who are purchasing for their own personal account; Non-Profit or Charitable Organizations (as defined in Section 501 C(3) of the Internal Revenue
Code) investing $25,000 or more; and clients of investments advisors purchasing for their own accounts who are charged ongoing management fees for their advisors services. Persons in the above categories must make their status as such known to the Fund's transfer agent at the time the account is opened by indicating such status on the account application.

How to Redeem Shares

      There is no redemption charge. Fund shares are redeemed upon tender of the written request of any shareholder, accompanied by surrender of share certificates, if issued. All certificates and/or requests for redemption tendered must be signed or endorsed by the shareholder or shareholders in whose name or names the shares are registered.

      The Fund's Transfer Agent may require a signature guarantee under the Medallion Signature Guarantee Program. Please consult the page 14 of the Prospectus regarding Medallion Signature Guarantee Requirements. Most financial institutions can provide this signature guarantee service for their customers. Financial institutions, including commercial banks, savings banks, securities brokers, savings and loan associations, and many credit unions offer this service. A guarantee may be waived.

      Tender shall be made at the office of the Transfer Agent PFPC, Inc., P.O. Box 9794, Providence, RI 02940, or overnight mail to PFPC Inc., 101 Sabin
Street, Pawtucket, R.I. 02860. The transfer agent's phone number is (610) 382-7819 or (800) 441-6580.

      The redemption price will be the net asset value of the Fund's shares next computed after the tender is received by the Fund's Transfer Agent. Payment of the redemption price will be made by a check drawn and issued in the U.S. within seven (7) days after receipt of the written request and certificates as described above, or if payment for the purchase of the shares to be redeemed has not been cleared by that time, the mailing of the redemption check may be postponed until proceeds of any check for the purchase price of the shares has been collected. This may take up to 15 business days. If payment for shares are dishonored the Fund may cancel the purchase.

      The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (i) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (ii) the Commission has by order permitted such suspension for the protection of the Fund's shareholders, or (iii) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

      For further  information,  an  interested  person  should call the Fund at
(631) 423-7373 or (800) 423-8383.

How Net Asset Value and Offering Price is Determined

      Net Asset Value. The net asset value of a Fund share is determined once daily as of the close of each day of trading on the New York Stock Exchange. Net asset value is determined by subtracting all liabilities of the Fund from the value of its total assets and dividing the resulting figure by the number of Fund shares and fractional shares outstanding.

      U.S. Equity securities, including depository receipts are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued. That is normally 4 p.m. eastern time. Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from local currency into U.S. dollars using current exchange rates.


      If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4 p.m. eastern time, the Fund will use the securities fair value" as determined in good faith by the Advisor under methods established by and under the general supervision of the Fund's Board of Directors. The Fund does not invest in unlisted securities. The Board will continue to review its overall methods of valuation to assure that all assets are properly valued.

      The daily calculation of net asset value is performed by PFPC Inc., which also serves as transfer agent.


      Offering Price. The price you pay for shares, the offering price, is based on the net asset value per share, calculated once daily at the close of regular trading (currently 4:00 p.m., Eastern Time) each day the New York Stock Exchange is open, plus a sales load.

                              TAXATION OF THE FUND


      The Fund will endeavor to qualify annually for tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1954, as amended ("Code"). Pursuant to the requirements of Subchapter M of the Code, the Fund intends to pay, at least annually, dividends representing substantially all of its net investment income. It also intends, at least annually, to distribute any realized capital gains, after offsetting any tax loss carryovers from prior time periods. As a regulated investment company, the Fund will not be subject to the United States income tax on net ordinary income and net capital gains, which are distributed by the Fund, pursuant to the requirements of the Code. The status of the Fund as a regulated investment company does not involve government supervision of management or of investment practices or policies.


      For Federal income tax purposes distributions paid from the Fund's net investment income and net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Distributions paid from long-term capital gain are taxable as long-term capital gains, whether received in cash or shares. However, shareholders not subject to tax on their income will not be required to pay Federal income taxes on amounts distributed to them. Shareholders will be notified annually as to the Federal tax status of dividends and distributions.


      Subject to regulations of the Internal Revenue Service, the 1940 Act may require individuals who are shareholders of the Fund to include their pro rata share of the Fund's investment expenses (such as investment advisory fees), in addition to distributions received, in computing their taxable income. Should related tax law be amended, this provision shall be amended or deemed amended to be consistent with such modified law.

                CALCULATION OF RETURN AND PERFORMANCE COMPARISONS

Calculation of Return

      Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and
(4) dividing this account value for the hypothetical investor by the initial $1,000.investment.

      Total return gives the investment performance of the Fund. Overall return does not take into account payment of the sales charge. This return figure should be used for comparative purposes such as comparing the Fund's performance to published returns in newspapers and magazines.

      Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return (before taxes) is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                  P(1+T)n = ERV
         Where:
         T        =   average annual total return
         P        =   a hypothetical initial payment of $1,000
         n        =   number of years
         ERV      =   ending redeemable value of a hypothetical  $1,000 payment
                      made at the beginning of the designated time period.

      It should be noted that average annual total return is based on historical performance and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

      The average annual total return (after taxes on distributions) will be calculated according to the following formula:

                                P(1 + T)n = ATVD
         Where:
         P        =   a hypothetical initial payment of $1,000,
         T        =   average annual total return (after taxes
                      on distributions),
         n        =   number of years, and
         ATVD     =   the ending value of a hypothetical $1,000 payment
                      made at the beginning of the
                      designated time period, after taxes on fund distributions but not after taxes on redemption.

      The average annual total return (after taxes on distributions and redemptions) will be calculated according to the following formula:

                                 P(1+T)n = ATVDR
         Where:
         P        =   a hypothetical initial payment of $1,000,
         T        =   average annual total return (after taxes on distributions
                      and redemption),
         n        =   number of years, and
         ATVDR    =   the ending value of a hypothetical $1,000 payment made
                      at the beginning of the designated time period, after taxes on distributions and redemption.

                               PROXY VOTING POLICY


      The Securities Exchange Commission has adopted rules requiring investment companies to disclose the policies and procedures that they use to determine how to vote proxies relating to portfolio securities, and to file with the Commission and make available to their shareholders the specific proxy votes they cast. Funds are to disclose the policy in its Statement of Additional Information.

      The Commission has also proposed a new rule under the Investment Advisors Act to require investment advisors to adopt and implement written policies and procedures:


A: It is the Fund's policy to vote proxies it receives from companies in its portfolio.

B: The Fund votes for proxy items it perceives to be in the best interest of the Fund and the Fund's objectives.


     Priorities are:
      i) the perceived well-being of the Fund;
      ii) fair corporate governance;
      iii) matters which promote clean energy and a clean environment;
      iv) non-discriminatory treatment of employees;
      v) oppose stock options for officers and directors.


C: A file has been created where copies of ballots and votes are maintained. The Fund annually files its proxy voting record with the SEC on Form N-PX. Shareholders may obtain, on request, a copy of the annual proxy voting filing showing votes cast by the Fund during the last 12 month period ended June 30.

D. David Schoenwald, with the advice of Maurice Schoenwald will be in charge of the program. In connection with the program, David Schoenwald advises that he will make his best efforts to vote proxies for the benefit of the shareholders and will do his best for the Fund's interests.


E) The Fund is unaware of any potential conflicts of interests it might have in connection with the proxy voting.


                       PATRIOT ACT AND PRIVACY INFORMATION
                          (Anti-money Laundering Laws)

      Patriot Act. We are and shall continue enforcing the anti terror regulations, money laundering regulations, certification regulations. The time and effort of these new requirements is considerable, particularly for a small fund. The Fund retains PFPC Inc. to provide services in these areas.


      Consumer Privacy Information: The Fund has a policy of protecting shareholder information. This Fund has never participated in revealing information about its shareholders, except at the request of a shareholder. For example, if the shareholder is applying for a mortgage and lists his assets and then requests that a confirmation be sent to the bank. The Fund uses an outside transfer agent who keeps shareholder records. The .transfer agent has been instructed to carry out the Fund policy.

      This is a one fund family. No Director or Officer has any connection with another fund or a stock brokerage house or bank or insurance company, excepting Director Preston Pumphrey who retired from his own stock brokerage firm, remains a "registered person" with the successor to the firm from which he retired. It does not contemplate such action.

The exceptions are:

1. Information will be given at the request of the shareholder.

2. The Fund uses an outside transfer agent who keeps shareholder records. The transfer agent has been instructed to carry out the Fund policy.

3. Requests of various government agencies, including the IRS.


                              FINANCIAL STATEMENTS

      The audited financial statements for the Fund for the year ended December 31, 2006, including notes thereto and the report of Joseph A. Don Angelo, CPA have been filed with the SEC and are incorporated by reference into this Statement of Additional Information.

                           NEW ALTERNATIVES FUND, INC.

                            PART C: OTHER INFORMATION

ITEM 23: FINANCIAL STATEMENTS AND EXHIBITS

a. Certificate of Incorporation is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 16, electronically filed on April 8, 1997.

b.(1). By-Laws are incorporated by reference to Exhibit(b) to Post Effective Amendment No. 16 electronically filed on April 8, 1997.

b.(2). Amended By-Laws dated August 11, 2006 are filed herewith.

c. Instruments Defining Rights of Security Holders. Not Applicable.

d. Investment Management Agreement is incorporated by reference to exhibit (4) to Post-Effective Amendment No. 16, electronically filed on April 8, 1997

e. Underwriting Agreement between the Registrant and PFPC Distributors, Inc. dated July 1, 2006 is filed herewith.

f. Bonus or Profit Sharing Contracts. Not Applicable

g. Custodian Services Agreement between the Registrant and PFPC Trust Company dated May 1, 2001 is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 21, electronically filed on April 9, 2002.

h.(1). Amendment dated July 1, 2006 to the Amended and Restated Administration and Accounting Services Agreement between the Registrant and PFPC Inc. dated October 24, 2005 is filed herewith.

h.(2). Amended and Restated Administration and Accounting Services Agreement between the Registrant and PFPC Inc. dated October 24, 2005 is incorporated by reference to Exhibit (h)(9) to Post Effective Amendment No. 25 electronically filed on May 1, 2006.

h.(3). Accounting Services Agreement between the Registrant and PFPC Inc. dated October 1, 1993 is incorporated by reference to exhibit (9) to Post Effective Amendment No. 17, electronically filed on March 25, 1998.

h.(4). Amendment dated July 24, 2002 to the Shareholder Servicing Agreement between the Registrant and PFPC Inc. dated October 1, 1993 is filed herewith.

h.(5). Shareholder Servicing Agreement between the Registrant and PFPC Inc. dated October 1, 1993 is incorporated by reference to exhibit (9) to Post Effective Amendment No. 17, electronically filed on March 25, 1998.

i. Opinion of Counsel is incorporated by reference to Exhibit i(10) to Post Effective Amendment No. 24, electronically filed on April 25, 2006.

j. Other Opinions. Not Applicable.

k. Omitted Financial Statements. Not Applicable.

l. Copies of agreements in connection with original capital. Exhibit #9 (previously filed).

m. Rule 12b-1 Plan. Not applicable.

n. Rule 18f-3 Plan. Not applicable.

o. Reserved. Not applicable

p. Joint Code of Ethics of the Registrant and Accrued Equities, Inc. dated September 28, 2006 is filed herewith.

ITEM 24  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable. As indicated elsewhere in this Registration Statement, Accrued Equities, Inc. serves as the Fund's investment adviser; Accrued Equities, Inc. is controlled by Maurice L. Schoenwald and David J. Schoenwald.

ITEM 25  INDEMNIFICATION

Pursuant to the Fund's Certificate of Incorporation, as amended, the corporation may indemnify any person to the extent permitted by law and the requirements of any governing regulatory agency or commission. In the event of a claim in connection with the securities registered, the registrant will, unless in the opinion of Counsel the matter may be settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not indemnification is consistent with public policy as expressed in the securities laws that may be applicable and will be governed by the final adjudication of such issue.

ITEM 26  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

David J. Schoenwald is President of Accrued Equities, Inc. and an attorney licensed in the state of New York. He is also associated with and sole shareholder of the law firm, Schoenwald & Schoenwald P.C., but he is mostly retired from the practice of law. The business addresses of Accrued Equities, Inc., Schoenwald & Schoenwald P.C. and David J. Schoenwald is 150 Broadhollow Road, Suite 306, Melville, NY 11747.

Maurice L. Schoenwald is an attorney licensed in New York and Florida. He is the Secretary of Accrued Equities, Inc. and largely retired attorney from the private practice of law in Florida. Accrued Equities, Inc. has previously managed real property, loans, and mortgages and has been a broker-dealer in investment contracts and a broker of investment contracts for receiverships initiated by the Securities and Exchange Commission. The residence and business address of Maurice L. Schoenwald is 5270 Gulf of Mexico Drive, Unit 503, Longboat Key, FL 34228.

ITEM 27  PRINCIPAL UNDERWRITERS

      (a) PFPC Distributors, Inc. (the "Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of January 2, 2007, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.               Highland Floating Rate Fund        The RBB Fund, Inc.
Aston Funds                           Highland Floating Rate Advantage   Stratton Growth Fund, Inc.
                                      Fund
Atlantic Whitehall Funds Trust        Kalmar Pooled Investment Trust     Stratton Monthly Dividend REIT
                                                                         Shares, Inc.
CRM Mutual Fund Trust                 Matthews Asian Funds               The Stratton Funds, Inc.
E.I.I. International Property Fund    Metropolitan West Funds            The Torray Fund

E.I.I. Realty Securities              New Alternatives Fund              Van Wagoner Funds
GuideStone Funds                      Old Westbury Funds                 Wilshire Mutual Funds, Inc.
                                                                         Wilshire Variable Insurance Trust

      Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares
                           BlackRock Liquidity  Funds
                           International Dollar Reserve Fund I, Ltd.

      Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           MGI Funds

      Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

(b) The Distributor is a Massachusetts corporation located at 301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

      The following is a list of the  directors  and  executive  officers of the
      Distributor:

              Name                          Position(s) with Distributor
              ----                          ----------------------------

              Brian Burns                   Chairman; Director;
                                            President; Chief Executive Officer

              Michael Denofrio              Director
              Nicholas Marsini              Director

              Rita G. Adler                 Chief Compliance Officer
              John Munera                   Anti-Money Laundering Officer
              Jodi Jamison                  Chief Legal Officer
              Bradley A. Stearns            Secretary; Clerk
              Julie Bartos                  Assistant Secretary; Assistant Clerk
              Amy Brennan                   Assistant Secretary; Assistant Clerk

              Craig Stokarski               Treasurer; Chief Financial Officer;
                                            Financial & Operations Principal
              Maria Schaffer                Assistant Treasurer; Controller

              Bruno Di Stefano              Vice President
              Susan K. Moscaritolo          Vice President

ITEM 28  LOCATION OF ACCOUNTS AND RECORDS

All books and records required to be maintained by Section 31(a) of the 1940 Act are maintained by the Adviser, at 150 Broadhollow Road, Suite 306 Melville, NY 11747; by the Fund's Administrator and Transfer Agent, PFPC Inc., 760 Moore Road, King of Prussia, PA 19406; by the Fund's Accounting Agent, PFPC Inc., 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809; and by the Fund's Custodian, PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153.

ITEM 29  MANAGEMENT SERVICES

There is no management service contract excepting those services described in the Prospectus and Statement of Additional Information.

ITEM 30  UNDERTAKINGS

As reflected in the Prospectus, the Fund undertakes to provide each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders, upon request and without charge. The Fund undertakes to provide a copy of the Proxy voting policy and a record of proxy voting to any shareholder who requests such.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 26 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Melville and State of New York on the 27th day of February, 2007.


                                         New Alternatives Fund, Inc.

                                         By  /s/ David J. Schoenwald
                                            ------------------------------------
                                             David J. Schoenwald, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 26 to the Registration Statement of New Alternatives Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Capacity                    Date
---------                         --------                    ----

/s/ David J. Schoenwald           President, Secretary
------------------------------    and Director                February 27, 2007
David J. Schoenwald

                                  Vice President, Treasurer
/s/ Maurice L. Schoenwald         and Director                February 27, 2007
------------------------------
Maurice L. Schoenwald

/s/ Jonathan D. Beard             Director                    February 27, 2007
------------------------------
Jonathan D. Beard*

/s/ Susan Hickey                  Director                    February 27, 2007
------------------------------
Susan Hickey*

/s/ Preston V. Pumphrey           Director                    February 27, 2007
------------------------------
Preston V. Pumphrey*

/s/ Sharon Reier                  Director                     February 27, 2007
------------------------------
Sharon Reier*

/s/ Murray D. Rosenblith          Director                     February 27, 2007
------------------------------
Murray D. Rosenblith*


* By: /s/ Maurice L. Schoenwald
      -------------------------
      Maurice L. Schoenwald
      Attorney-in-Fact

Pursuant to Power of Attorney as filed herewith.

                                  EXHIBIT INDEX

ITEM                  EXHIBIT
----                  -------

(b)(2)                Amended By-Laws of New Alternatives Fund, Inc.

(e)                   Underwriting  Agreement  between  Registrant and PFPC
                      Inc.

(h)(1) Amendment to the Amended and Restated Administration and Accounting Services Agreement between Registrant and PFPC Inc.

(h)(4) Amendment to the Shareholder Servicing Agreement between the Registrant and PFPC Inc.

(p)                   Joint Code of Ethics of the Fund and the Adviser